Segment analysis - Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment analysis
Revenue	$ 1,455	$ 1,259	$ 2,723	$ 2,400
Europe
Segment analysis
Revenue	615	566	1,143	1,047
Americas
Segment analysis
Revenue	840	693	1,580	1,353
Europe
Segment analysis
Revenue	605	562	1,125	1,036
Europe | Europe
Segment analysis
Revenue	605	562	1,125	1,036
North America
Segment analysis
Revenue	718	594	1,336	1,148
North America | Europe
Segment analysis
Revenue	1		3	1
North America | Americas
Segment analysis
Revenue	717	594	1,333	1,147
Rest of the world
Segment analysis
Revenue	132	103	262	216
Rest of the world | Europe
Segment analysis
Revenue	9	4	15	10
Rest of the world | Americas
Segment analysis
Revenue	123	99	247	206
Over time
Segment analysis
Revenue	1,162	994	2,191	1,910
Point in time
Segment analysis
Revenue	$ 293	$ 265	$ 532	$ 490